PREPAID EXPENSES	9 Months Ended
Sep. 30, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES

NOTE 5 — PREPAID EXPENSES

	September 30, 2023 (unaudited)	December 31, 2022
Prepaid expenses	$1,800,826	$431,935
Advances to Suppliers	27,039	180,024
Total	$1,827,865	$611,959

Of the total prepaid expenses as at September 30, 2023, $1,636,703 is attributable to prepaid stock-based compensation.